Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	March 31, 2022	December 31, 2021
Accrued marketing expense	$28,213	$27,304
Accrued taxes	5,588	9,332
Accrued customer credits	119,070	119,355
Accrued future customer compensation	78,306	73,959
Accrued contingencies	12,686	12,686
Other current liabilities	28,842	38,520

Total accrued expenses and other current liabilities	$272,705	$281,156

Accrued expenses and other current liabilities at December 31, 2021 and 2020 consist of the following (in thousands):

	2021	2020
Accrued marketing expense	$27,304	$1,086
Accrued taxes	9,332	16,913
Accrued customer credits	119,355	125,481
Accrued future customer compensation	73,959	94,061
Accrued contingencies	12,686	—
Other current liabilities	38,520	18,593

Total accrued expenses and other current liabilities	$281,156	$256,134